S000019579 [Member] Average Annual Total Returns		12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%		11.17%	9.95%
MSCI World Selection Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.29%		11.21%	9.94%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.29%		11.31%	10.09%
Performance Inception Date	[2]		Jul. 30, 2020
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.80%		10.48%	9.22%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.28%		8.92%	8.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.23%		11.26%	10.07%
Performance Inception Date	[2]		Jul. 30, 2020

[1]	Effective February 3, 2025, the MSCI World ESG Leaders Index changed its name to the MSCI World Selection Index.
[2]
The inception date of Class K and Class I shares of the Fund is July 30, 2020. Performance shown prior to the inception date is that of the Fund’s Shares Class shares, which are no longer offered by the Fund, at net asset value (“NAV”). Performance reflects any applicable fee waivers and/or expense reimbursements.